S000091479 [Member] Fees and Expenses - RJ Eagle Vertical Income ETF	Sep. 12, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]	The table that follows describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Vertical Income ETF.You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Expense example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2027. Your costs would be the same whether you sold your shares or continued to hold them at the end of the period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund’s portfolio turnover rate for the fund’s most recent fiscal year is not provided because the fund had not commenced operations prior to the date of this Prospectus.